JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Aerospace & Defense — 1.1%
AAR Corp. *	12,607	561,390
Aerojet Rocketdyne Holdings, Inc. *	28,519	1,245,995
AeroVironment, Inc. *	8,830	765,031
Astra Space, Inc. * (a)	49,292	70,488
Kaman Corp.	10,662	328,176
Kratos Defense & Security Solutions, Inc. *	47,635	685,468
Maxar Technologies, Inc.	28,092	771,968
Parsons Corp. *	10,278	444,318
Triumph Group, Inc. *	24,628	382,719
Virgin Galactic Holdings, Inc. * (a)	67,998	505,905
		5,761,458
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc. *	22,109	692,896
Atlas Air Worldwide Holdings, Inc. *	9,990	756,343
Forward Air Corp.	10,237	1,074,168
Hub Group, Inc., Class A *	12,955	989,762
		3,513,169
Airlines — 0.4%
Hawaiian Holdings, Inc. *	19,562	292,648
SkyWest, Inc. *	19,255	465,008
Spirit Airlines, Inc. *	41,394	1,025,329
Sun Country Airlines Holdings, Inc. *	11,935	240,729
Wheels Up Experience, Inc. *	67,016	150,116
		2,173,830
Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc. *	43,629	388,734
Dorman Products, Inc. *	10,788	1,090,559
Gentherm, Inc. *	12,628	815,264
Holley, Inc. * (a)	14,392	114,992
LCI Industries	9,684	1,308,212
Patrick Industries, Inc.	8,329	505,737
Solid Power, Inc. *	42,457	269,177
Standard Motor Products, Inc.	7,238	331,066
Tenneco, Inc., Class A *	28,790	543,267
XPEL, Inc. * (b)	6,313	386,924
		5,753,932
Automobiles — 0.3%
Canoo, Inc. * (a)	54,957	190,151
Faraday Future Intelligent Electric, Inc. *	59,932	132,450
Fisker, Inc. * (a)	54,031	517,617
Winnebago Industries, Inc.	12,490	754,021
		1,594,239
Banks — 9.4%
1st Source Corp.	6,504	313,623
Amerant Bancorp, Inc.	8,993	245,689

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Ameris Bancorp	25,139	1,188,823
Atlantic Union Bankshares Corp.	28,587	988,824
BancFirst Corp.	7,236	777,074
Bancorp, Inc. (The) *	21,559	530,351
Banner Corp.	13,101	812,131
Berkshire Hills Bancorp, Inc.	18,034	508,018
Brookline Bancorp, Inc.	29,523	408,303
Cathay General Bancorp	28,638	1,194,205
Central Pacific Financial Corp.	10,501	248,664
City Holding Co.	5,704	495,050
Columbia Banking System, Inc.	29,669	895,114
Community Bank System, Inc.	20,544	1,383,228
Community Trust Bancorp, Inc.	5,797	251,184
Customers Bancorp, Inc. *	11,565	441,667
CVB Financial Corp.	50,530	1,347,635
Dime Community Bancshares, Inc.	12,265	417,991
Eagle Bancorp, Inc.	12,224	599,343
Eastern Bankshares, Inc.	63,353	1,292,401
Enterprise Financial Services Corp.	14,193	667,497
FB Financial Corp.	13,501	578,518
First Bancorp	13,175	499,069
First BanCorp (Puerto Rico)	75,272	1,135,854
First Busey Corp.	19,169	472,516
First Commonwealth Financial Corp.	35,943	532,675
First Financial Bancorp	35,994	804,106
First Foundation, Inc.	18,953	394,601
First Interstate BancSystem, Inc., Class A	31,297	1,276,292
First Merchants Corp.	21,756	903,527
Flushing Financial Corp.	11,566	249,710
Fulton Financial Corp.	63,623	1,061,868
German American Bancorp, Inc.	10,563	399,704
Heartland Financial USA, Inc.	15,340	688,766
Hilltop Holdings, Inc.	18,946	546,592
Hope Bancorp, Inc.	45,884	690,095
Independent Bank Corp.	17,828	1,493,986
Independent Bank Group, Inc.	13,855	979,826
International Bancshares Corp.	20,222	886,937
Lakeland Financial Corp.	9,658	751,392
Live Oak Bancshares, Inc.	12,353	464,967
National Bank Holdings Corp., Class A	11,451	476,591
NBT Bancorp, Inc.	16,322	661,694
Northwest Bancshares, Inc.	48,289	694,396
OFG Bancorp (Puerto Rico)	18,523	508,827
Origin Bancorp, Inc.	8,424	362,822
Pacific Premier Bancorp, Inc.	36,178	1,217,028
Park National Corp.	5,511	714,005
Pathward Financial, Inc.	11,192	377,394
Renasant Corp.	21,302	711,487

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
S&T Bancorp, Inc.	14,981	463,512
Sandy Spring Bancorp, Inc.	17,240	712,012
Seacoast Banking Corp. of Florida	23,338	835,034
Silvergate Capital Corp., Class A *	12,056	1,124,704
Simmons First National Corp., Class A	48,298	1,147,078
Southside Bancshares, Inc.	12,240	488,866
Stock Yards Bancorp, Inc.	10,246	708,511
Tompkins Financial Corp.	4,483	345,863
Towne Bank	25,186	752,306
Triumph Bancorp, Inc. *	9,014	654,867
Trustmark Corp.	23,424	760,577
United Community Banks, Inc.	40,004	1,361,336
Veritex Holdings, Inc.	20,547	635,724
Washington Federal, Inc.	24,888	849,427
Washington Trust Bancorp, Inc.	6,613	362,921
WesBanco, Inc.	22,971	783,771
Westamerica BanCorp	10,246	614,862
		48,143,431
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	1,755	900,315
Duckhorn Portfolio, Inc. (The) *	11,839	217,127
MGP Ingredients, Inc.	4,776	502,340
		1,619,782
Biotechnology — 5.9%
Agios Pharmaceuticals, Inc. *	20,880	450,382
Alector, Inc. *	22,590	230,870
Allogene Therapeutics, Inc. * (a)	28,458	369,385
Amicus Therapeutics, Inc. *	96,093	957,086
AnaptysBio, Inc. *	7,520	157,469
Arcus Biosciences, Inc. *	17,767	472,425
Arcutis Biotherapeutics, Inc. *	10,776	261,426
Atara Biotherapeutics, Inc. *	35,596	107,856
Avid Bioservices, Inc. *	23,529	462,345
Avidity Biosciences, Inc. *	17,448	284,228
BioCryst Pharmaceuticals, Inc. *	70,727	779,412
Bridgebio Pharma, Inc. *	41,090	355,839
CareDx, Inc. *	20,284	482,556
Celldex Therapeutics, Inc. *	17,819	547,400
ChemoCentryx, Inc. *	18,992	448,591
Coherus Biosciences, Inc. *	24,490	207,430
Cytokinetics, Inc. *	32,641	1,381,693
Deciphera Pharmaceuticals, Inc. *	17,917	227,367
Dynavax Technologies Corp. *	44,769	643,778
Eagle Pharmaceuticals, Inc. *	4,260	169,122
Editas Medicine, Inc. *	26,160	416,206
Emergent BioSolutions, Inc. *	17,043	590,369
Enanta Pharmaceuticals, Inc. *	7,025	387,429

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
EQRx, Inc. *	85,485	465,893
FibroGen, Inc. *	33,068	415,995
Gossamer Bio, Inc. *	19,986	224,443
GreenLight Biosciences Holdings PBC *	22,938	48,629
IGM Biosciences, Inc. *	3,237	52,148
ImmunityBio, Inc. * (a)	25,784	100,300
Inhibrx, Inc. *	8,034	139,310
Insmed, Inc. *	45,549	1,007,544
Ironwood Pharmaceuticals, Inc. *	58,629	671,302
iTeos Therapeutics, Inc. *	7,720	188,831
IVERIC bio, Inc. *	41,705	445,826
Karuna Therapeutics, Inc. *	8,427	1,097,617
Keros Therapeutics, Inc. *	5,129	164,538
Krystal Biotech, Inc. *	8,011	581,438
Kura Oncology, Inc. *	25,396	388,813
Kymera Therapeutics, Inc. *	13,601	299,630
Ligand Pharmaceuticals, Inc. *	6,427	591,477
Madrigal Pharmaceuticals, Inc. *	4,693	294,814
Morphic Holding, Inc. *	10,354	274,070
Myovant Sciences Ltd. *	17,076	223,354
Myriad Genetics, Inc. *	30,619	807,729
Organogenesis Holdings, Inc. *	24,114	138,414
PMV Pharmaceuticals, Inc. *	10,419	155,764
Prothena Corp. plc (Ireland) *	13,736	426,640
PTC Therapeutics, Inc. *	27,186	1,183,950
REGENXBIO, Inc. *	14,467	453,830
Replimune Group, Inc. *	11,334	218,519
REVOLUTION Medicines, Inc. *	28,102	634,824
Rocket Pharmaceuticals, Inc. *	17,563	254,663
Sage Therapeutics, Inc. *	19,808	681,593
Sana Biotechnology, Inc. * (a)	31,804	212,451
Sangamo Therapeutics, Inc. *	46,399	199,052
SpringWorks Therapeutics, Inc. *	9,980	298,202
Stoke Therapeutics, Inc. *	8,811	130,315
Tango Therapeutics, Inc. *	24,453	100,013
TG Therapeutics, Inc. *	51,191	306,634
Travere Therapeutics, Inc. *	20,333	478,639
Turning Point Therapeutics, Inc. *	18,928	1,419,221
Twist Bioscience Corp. *	21,443	937,917
Vaxcyte, Inc. *	13,333	307,726
Veracyte, Inc. *	27,229	717,212
Vericel Corp. *	17,957	584,321
Verve Therapeutics, Inc. *	8,684	213,800
Xencor, Inc. *	22,691	651,005
Zentalis Pharmaceuticals, Inc. *	18,453	538,828
		30,117,898

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 1.4%
AAON, Inc.	15,979	961,456
American Woodmark Corp. *	6,314	317,089
Apogee Enterprises, Inc.	8,458	351,937
Gibraltar Industries, Inc. *	12,497	584,735
Griffon Corp.	18,257	547,892
Janus International Group, Inc. *	21,224	215,848
Masonite International Corp. *	8,601	782,949
Quanex Building Products Corp.	12,724	313,138
Resideo Technologies, Inc. *	55,413	1,247,347
Tecnoglass, Inc.	7,995	179,168
Zurn Elkay Water Solutions Corp.	48,005	1,389,745
		6,891,304
Capital Markets — 2.1%
AssetMark Financial Holdings, Inc. *	7,292	138,475
B Riley Financial, Inc.	6,173	318,157
BGC Partners, Inc., Class A	125,375	457,619
Blucora, Inc. *	18,005	360,100
Brightsphere Investment Group, Inc.	12,315	232,877
Cohen & Steers, Inc.	9,647	710,888
Focus Financial Partners, Inc., Class A *	21,173	856,024
Freedom Holding Corp. (Kazakhstan) * (a)	6,352	340,023
Hamilton Lane, Inc., Class A	13,323	1,006,819
Moelis & Co., Class A	24,707	1,150,852
Open Lending Corp., Class A *	38,963	403,657
Piper Sandler Cos.	5,391	680,344
PJT Partners, Inc., Class A	9,388	671,054
StepStone Group, Inc., Class A	18,535	493,772
StoneX Group, Inc. *	6,540	569,830
TPG, Inc.	13,223	377,120
Victory Capital Holdings, Inc., Class A	8,887	245,903
Virtu Financial, Inc., Class A	30,510	711,798
Virtus Investment Partners, Inc.	2,676	552,112
WisdomTree Investments, Inc.	41,891	217,833
		10,495,257
Chemicals — 2.1%
AdvanSix, Inc.	10,709	420,757
Amyris, Inc. * (a)	76,758	136,629
Aspen Aerogels, Inc. *	10,312	134,881
Ecovyst, Inc.	20,613	210,871
GCP Applied Technologies, Inc. *	20,568	647,892
HB Fuller Co.	20,217	1,297,932
Innospec, Inc.	9,457	964,614
Kronos Worldwide, Inc.	8,361	146,903
Livent Corp. *	61,642	1,534,269
LSB Industries, Inc. *	11,606	160,279
Mativ, Inc.	20,836	455,267
Minerals Technologies, Inc.	12,562	839,267

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Perimeter Solutions SA *	62,208	718,502
PureCycle Technologies, Inc. * (a)	39,190	297,060
Quaker Chemical Corp.	5,120	830,515
Stepan Co.	8,096	908,452
Trinseo plc	13,778	492,839
Tronox Holdings plc, Class A	43,943	685,950
		10,882,879
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	25,484	1,142,702
ACCO Brands Corp.	36,961	265,010
ACV Auctions, Inc., Class A *	43,015	317,881
Aurora Innovation, Inc. *	107,471	272,976
Brady Corp., Class A	18,317	876,468
BrightView Holdings, Inc. *	17,014	223,564
Casella Waste Systems, Inc., Class A *	19,304	1,562,659
Cimpress plc (Ireland) *	7,460	299,817
CoreCivic, Inc., REIT *	46,339	499,071
Deluxe Corp.	16,384	411,894
GEO Group, Inc. (The), REIT *	47,294	310,249
Harsco Corp. *	30,267	145,584
Healthcare Services Group, Inc.	28,214	404,589
HNI Corp.	16,152	570,489
Interface, Inc.	22,663	328,387
KAR Auction Services, Inc. *	46,317	792,021
Matthews International Corp., Class A	11,932	333,499
MillerKnoll, Inc.	28,884	869,697
Montrose Environmental Group, Inc. *	10,180	408,422
Pitney Bowes, Inc.	62,129	203,162
SP Plus Corp. *	8,864	303,681
Steelcase, Inc., Class A	33,566	373,590
UniFirst Corp.	5,786	1,133,419
		12,048,831
Communications Equipment — 1.1%
ADTRAN Holdings, Inc.	29,373	707,595
Calix, Inc. *	21,176	1,207,879
CommScope Holding Co., Inc. *	78,986	713,244
Extreme Networks, Inc. *	49,863	652,208
Infinera Corp. *	82,012	537,179
NETGEAR, Inc. *	10,965	282,678
NetScout Systems, Inc. *	28,136	1,001,079
Plantronics, Inc. *	16,304	648,736
		5,750,598
Construction & Engineering — 1.5%
Ameresco, Inc., Class A *	11,852	678,171
Arcosa, Inc.	18,414	949,426
Comfort Systems USA, Inc.	13,714	1,449,021

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
Dycom Industries, Inc. *	11,292	1,164,883
Fluor Corp. *	54,119	1,375,164
Granite Construction, Inc.	17,287	516,881
MYR Group, Inc. *	6,481	617,186
NV5 Global, Inc. *	4,546	616,437
Primoris Services Corp.	20,325	474,792
		7,841,961
Construction Materials — 0.2%
Summit Materials, Inc., Class A *	45,007	1,238,143
Consumer Finance — 1.0%
Atlanticus Holdings Corp. *	2,047	79,096
Encore Capital Group, Inc. *	9,244	669,543
Enova International, Inc. *	12,409	428,235
Green Dot Corp., Class A *	20,661	580,574
LendingClub Corp. *	38,947	539,416
LendingTree, Inc. *	4,183	190,661
Navient Corp.	56,360	928,249
Nelnet, Inc., Class A	7,715	733,619
PRA Group, Inc. *	15,162	604,054
PROG Holdings, Inc. *	20,595	379,360
World Acceptance Corp. * (a)	1,393	154,310
		5,287,117
Containers & Packaging — 0.5%
Greif, Inc., Class A	10,139	716,016
Myers Industries, Inc.	13,851	336,995
O-I Glass, Inc. *	59,534	875,745
Pactiv Evergreen, Inc.	16,249	166,065
Ranpak Holdings Corp. *	15,357	78,474
TriMas Corp.	16,194	479,343
		2,652,638
Diversified Consumer Services — 0.9%
2U, Inc. *	29,371	287,542
Adtalem Global Education, Inc. *	17,204	689,880
Duolingo, Inc. * (a)	7,773	713,173
European Wax Center, Inc., Class A	6,494	135,855
Laureate Education, Inc., Class A	53,251	630,492
OneSpaWorld Holdings Ltd. (Bahamas) *	23,397	168,692
Rover Group, Inc. *	29,816	130,296
Strategic Education, Inc.	8,750	628,513
Stride, Inc. *	16,294	728,016
Udemy, Inc. *	5,854	69,955
Vivint Smart Home, Inc. *	15,391	73,569
WW International, Inc. *	20,371	135,263
		4,391,246
Diversified Financial Services — 0.4%
Cannae Holdings, Inc. *	30,419	642,145

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Financial Services — continued
Compass Diversified Holdings	22,730	548,475
Jackson Financial, Inc., Class A	32,889	904,776
		2,095,396
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	16,257	1,037,359
EchoStar Corp., Class A *	14,188	280,355
Globalstar, Inc. *	253,741	355,237
Liberty Latin America Ltd., Class A (Chile) *	14,884	109,695
Liberty Latin America Ltd., Class C (Chile) *	58,170	426,968
		2,209,614
Electric Utilities — 0.4%
MGE Energy, Inc.	13,783	1,121,661
Otter Tail Corp.	15,864	1,114,763
		2,236,424
Electrical Equipment — 1.3%
Array Technologies, Inc. *	50,934	858,238
AZZ, Inc.	9,409	400,259
Blink Charging Co. * (a)	14,007	296,528
Encore Wire Corp.	7,520	1,041,294
Energy Vault Holdings, Inc. *	21,391	95,190
Enovix Corp. *	39,954	532,187
ESS Tech, Inc. *	22,108	84,010
FREYR Battery SA (Norway) * (a)	30,727	306,656
FuelCell Energy, Inc. * (a)	139,746	501,688
SES AI Corp. * (a)	37,073	170,907
Shoals Technologies Group, Inc., Class A *	42,787	1,011,057
Stem, Inc. *	51,079	578,725
Tritium DCFC Ltd. (Australia) * (a)	29,925	197,505
Vicor Corp. *	8,223	599,950
		6,674,194
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc. *	6,464	145,440
Advanced Energy Industries, Inc.	14,313	1,280,870
Aeva Technologies, Inc. *	35,511	125,354
Badger Meter, Inc.	11,156	1,073,096
Benchmark Electronics, Inc.	13,390	342,516
CTS Corp.	12,227	497,394
ePlus, Inc. *	10,246	569,370
Fabrinet (Thailand) *	14,018	1,346,569
FARO Technologies, Inc. *	6,959	226,307
Insight Enterprises, Inc. *	13,368	1,248,705
Itron, Inc. *	17,173	1,002,903
Knowles Corp. *	34,969	690,638
Lightwave Logic, Inc. * (a)	39,554	422,041
Methode Electronics, Inc.	14,075	580,453
MicroVision, Inc. * (a)	62,960	324,244

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Mirion Technologies, Inc. *	39,551	268,947
OSI Systems, Inc. *	6,039	583,790
Ouster, Inc. *	28,459	50,088
PAR Technology Corp. *	9,798	407,793
PC Connection, Inc.	4,203	199,348
Plexus Corp. *	10,565	992,582
Sanmina Corp. *	23,186	1,067,715
ScanSource, Inc. *	9,615	307,199
SmartRent, Inc. * (a)	34,244	193,821
TTM Technologies, Inc. *	38,494	520,824
Vishay Intertechnology, Inc.	50,278	1,038,744
		15,506,751
Energy Equipment & Services — 2.0%
Archrock, Inc.	51,463	434,348
Cactus, Inc., Class A	23,038	958,150
Core Laboratories NV	17,647	334,234
Dril-Quip, Inc. *	13,155	337,426
Liberty Energy, Inc., Class A *	42,012	596,570
Nabors Industries Ltd. *	3,371	480,334
NexTier Oilfield Solutions, Inc. *	61,381	611,968
Noble Corp. *	24,786	743,580
Oceaneering International, Inc. *	38,208	405,769
Patterson-UTI Energy, Inc.	82,434	1,364,283
ProPetro Holding Corp. *	32,575	342,689
RPC, Inc. *	26,829	218,925
Tidewater, Inc. *	15,937	351,092
Transocean Ltd. *	238,787	807,100
US Silica Holdings, Inc. *	28,765	397,820
Valaris Ltd. *	24,867	1,247,826
Weatherford International plc *	24,994	578,111
		10,210,225
Entertainment — 0.7%
Cinemark Holdings, Inc. *	40,854	748,854
IMAX Corp. *	18,733	314,902
Liberty Media Corp.-Liberty Braves, Class A *	3,931	113,449
Liberty Media Corp-Liberty Braves, Class C *	14,389	398,143
Madison Square Garden Entertainment Corp. *	9,693	564,423
Skillz, Inc. * (a)	100,010	158,016
World Wrestling Entertainment, Inc., Class A	16,481	1,142,298
		3,440,085
Equity Real Estate Investment Trusts (REITs) — 5.2%
Acadia Realty Trust	36,161	619,438
Alexander & Baldwin, Inc.	27,699	551,487
Alexander's, Inc.	817	198,948
American Assets Trust, Inc.	20,067	606,625
Apartment Investment and Management Co., Class A *	58,187	484,116

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Brandywine Realty Trust	65,315	610,695
CareTrust REIT, Inc.	36,977	763,575
CBL & Associates Properties, Inc. (a)	9,819	302,327
Centerspace	5,855	502,886
Corporate Office Properties Trust	42,840	1,205,946
DiamondRock Hospitality Co. *	80,359	745,732
Diversified Healthcare Trust	91,077	157,563
Easterly Government Properties, Inc.	34,597	701,281
Empire State Realty Trust, Inc., Class A	52,055	444,029
Essential Properties Realty Trust, Inc.	49,982	1,205,566
Four Corners Property Trust, Inc.	30,627	895,227
Getty Realty Corp.	15,493	454,565
Gladstone Land Corp.	11,863	321,606
Global Net Lease, Inc.	39,492	595,934
Industrial Logistics Properties Trust	24,925	249,998
InvenTrust Properties Corp. (a)	25,681	736,274
iStar, Inc.	31,572	527,568
LTC Properties, Inc.	15,038	630,092
LXP Industrial Trust	109,242	1,198,385
Macerich Co. (The)	81,801	867,909
Necessity Retail REIT, Inc. (The)	50,702	394,969
NexPoint Residential Trust, Inc.	8,814	586,484
Office Properties Income Trust	18,456	383,516
Paramount Group, Inc.	62,614	491,520
Physicians Realty Trust	85,860	1,525,732
PotlatchDeltic Corp.	26,436	1,296,157
Retail Opportunity Investments Corp.	47,335	826,469
RPT Realty	32,436	352,579
Safehold, Inc. (a)	5,901	251,619
Saul Centers, Inc.	5,010	261,923
Service Properties Trust	62,915	411,464
Summit Hotel Properties, Inc. *	40,803	320,304
Tanger Factory Outlet Centers, Inc.	39,785	647,302
Universal Health Realty Income Trust	4,885	263,301
Urban Edge Properties	42,066	691,144
Urstadt Biddle Properties, Inc., Class A	11,493	211,471
Veris Residential, Inc. *	30,530	425,893
Washington	33,317	738,638
Xenia Hotels & Resorts, Inc. *	43,579	715,567
		26,373,824
Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	11,991	433,714
Chefs' Warehouse, Inc. (The) *	12,529	433,629
Grocery Outlet Holding Corp. *	33,422	1,427,788
Ingles Markets, Inc., Class A	5,471	522,262
SpartanNash Co.	13,776	444,827

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food & Staples Retailing — continued
United Natural Foods, Inc. *	22,205	943,934
Weis Markets, Inc.	6,253	481,043
		4,687,197
Food Products — 1.4%
B&G Foods, Inc. (a)	26,252	648,687
Benson Hill, Inc. *	51,579	167,632
Calavo Growers, Inc.	6,750	272,025
Cal-Maine Foods, Inc.	14,298	730,771
Fresh Del Monte Produce, Inc.	12,757	379,010
Hostess Brands, Inc. *	52,700	1,192,074
J & J Snack Foods Corp.	5,701	772,543
Mission Produce, Inc. *	13,996	198,463
Simply Good Foods Co. (The) *	33,660	1,097,989
Sovos Brands, Inc. *	9,227	130,654
Tattooed Chef, Inc. *	17,283	109,056
Tootsie Roll Industries, Inc.	6,790	238,465
TreeHouse Foods, Inc. *	21,347	926,887
Utz Brands, Inc.	24,920	419,154
		7,283,410
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	6,754	926,176
Northwest Natural Holding Co.	13,056	700,716
South Jersey Industries, Inc.	27,941	957,817
		2,584,709
Health Care Equipment & Supplies — 3.1%
AtriCure, Inc. *	17,639	871,543
Atrion Corp.	525	354,848
Avanos Medical, Inc. *	18,034	511,625
Axonics, Inc. *	17,938	1,163,638
BioLife Solutions, Inc. *	11,637	224,245
Butterfly Network, Inc. * (a)	51,285	222,577
Cardiovascular Systems, Inc. *	15,544	239,533
CONMED Corp.	11,253	1,098,630
CryoPort, Inc. *	18,819	700,067
Embecta Corp. *	22,026	648,225
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	8,392	497,562
Glaukos Corp. *	18,038	971,346
Heska Corp. *	4,112	376,207
Inogen, Inc. *	7,831	217,858
Integer Holdings Corp. *	12,617	881,802
iRhythm Technologies, Inc. *	11,353	1,755,514
Meridian Bioscience, Inc. *	16,605	525,714
Merit Medical Systems, Inc. *	19,440	1,117,411
Mesa Laboratories, Inc.	2,005	427,566
Neogen Corp. * (a)	41,091	950,435
Outset Medical, Inc. *	15,845	244,805

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
PROCEPT BioRobotics Corp. * (a)	2,692	103,104
Pulmonx Corp. *	13,439	229,001
Senseonics Holdings, Inc. * (a)	162,427	209,531
Silk Road Medical, Inc. *	13,384	609,106
Treace Medical Concepts, Inc. * (a)	4,636	78,441
Varex Imaging Corp. *	15,169	338,117
		15,568,451
Health Care Providers & Services — 2.5%
1Life Healthcare, Inc. *	65,816	1,114,923
23andMe Holding Co. * (a)	80,474	223,718
AdaptHealth Corp. *	37,359	826,007
Addus HomeCare Corp. *	6,125	568,461
Agiliti, Inc. *	10,628	232,647
Alignment Healthcare, Inc. *	10,704	157,135
Brookdale Senior Living, Inc. *	71,172	343,049
Cano Health, Inc. *	72,840	443,595
Castle Biosciences, Inc. *	9,306	260,196
Clover Health Investments Corp. *	118,291	331,215
Community Health Systems, Inc. *	48,252	143,791
CorVel Corp. *	3,560	587,008
Covetrus, Inc. *	39,845	827,581
Fulgent Genetics, Inc. *	7,514	448,961
Hanger, Inc. *	14,131	262,413
Hims & Hers Health, Inc. *	47,463	293,796
Invitae Corp. *	80,391	152,743
ModivCare, Inc. *	4,711	470,158
National HealthCare Corp.	5,188	368,504
National Research Corp.	5,184	196,474
OPKO Health, Inc. *	155,822	367,740
Owens & Minor, Inc.	29,004	1,027,032
Pediatrix Medical Group, Inc. *	32,820	743,701
RadNet, Inc. *	17,784	365,817
Select Medical Holdings Corp.	39,329	1,164,925
Sema4 Holdings Corp. *	99,202	160,707
US Physical Therapy, Inc.	4,952	642,670
		12,724,967
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc. *	44,215	699,481
American Well Corp., Class A *	76,482	298,280
Evolent Health, Inc., Class A *	31,765	1,079,692
GoodRx Holdings, Inc., Class A *	26,797	166,945
Health Catalyst, Inc. *	20,651	345,698
HealthStream, Inc. *	9,265	222,916
NextGen Healthcare, Inc. *	21,406	366,471
Phreesia, Inc. *	19,796	465,008

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — continued
Schrodinger, Inc. *	17,949	561,804
Sharecare, Inc. *	113,466	162,256
		4,368,551
Hotels, Restaurants & Leisure — 1.8%
Bally's Corp. *	10,813	237,562
BJ's Restaurants, Inc. *	8,931	209,611
Bloomin' Brands, Inc.	30,762	627,237
Bowlero Corp. *	15,678	179,356
Brinker International, Inc. *	16,709	463,675
Cheesecake Factory, Inc. (The)	18,708	546,835
Dave & Buster's Entertainment, Inc. *	14,837	554,310
Denny's Corp. *	23,517	228,350
Dine Brands Global, Inc.	6,382	455,100
Dutch Bros, Inc., Class A * (a)	10,400	389,896
Everi Holdings, Inc. *	35,129	674,828
F45 Training Holdings, Inc. *	8,307	16,365
Golden Entertainment, Inc. *	7,730	339,115
Jack in the Box, Inc.	8,020	554,503
Krispy Kreme, Inc. (a)	11,475	163,863
Monarch Casino & Resort, Inc. *	5,036	323,059
Papa John's International, Inc.	12,140	1,164,105
Portillo's, Inc., Class A * (a)	8,195	187,092
Red Rock Resorts, Inc., Class A	20,147	792,381
Shake Shack, Inc., Class A *	14,948	769,224
Sonder Holdings, Inc. *	44,652	69,211
Sweetgreen, Inc., Class A * (a)	5,126	80,529
Vacasa, Inc., Class A *	35,208	91,893
		9,118,100
Household Durables — 2.5%
Cavco Industries, Inc. *	3,248	837,302
Century Communities, Inc.	11,041	564,968
GoPro, Inc., Class A *	49,931	317,561
Installed Building Products, Inc.	8,820	894,524
iRobot Corp. *	10,333	475,421
KB Home	33,061	1,079,111
La-Z-Boy, Inc.	16,472	459,075
LGI Homes, Inc. *	7,938	895,406
M/I Homes, Inc. *	10,779	495,942
MDC Holdings, Inc.	21,695	786,444
Meritage Homes Corp. *	13,984	1,234,787
Skyline Champion Corp. *	20,140	1,274,862
Snap One Holdings Corp. *	5,204	63,281
Sonos, Inc. *	48,737	1,077,575
Taylor Morrison Home Corp. *	45,595	1,308,577
Tri Pointe Homes, Inc. *	39,422	730,096

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
Tupperware Brands Corp. *	17,472	130,341
Vizio Holding Corp., Class A *	14,564	133,406
		12,758,679
Household Products — 0.3%
Central Garden & Pet Co. *	3,715	161,008
Central Garden & Pet Co., Class A *	15,091	615,713
WD-40 Co.	5,205	923,211
		1,699,932
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc. *	15,225	119,364
Clearway Energy, Inc.	13,186	455,313
Clearway Energy, Inc., Class C	31,230	1,172,374
		1,747,051
Insurance — 1.7%
American Equity Investment Life Holding Co.	29,438	1,105,691
AMERISAFE, Inc.	7,362	335,413
Argo Group International Holdings Ltd.	13,321	436,796
BRP Group, Inc., Class A *	21,170	583,657
Employers Holdings, Inc.	10,571	419,774
Genworth Financial, Inc., Class A *	194,554	826,855
Goosehead Insurance, Inc., Class A (a)	7,780	437,314
Hagerty, Inc., Class A *	10,368	119,025
Hippo Holdings, Inc. *	142,678	121,847
Horace Mann Educators Corp.	15,789	540,773
James River Group Holdings Ltd.	14,272	339,103
Lemonade, Inc. * (a)	15,957	300,789
Oscar Health, Inc., Class A *	14,745	79,623
Palomar Holdings, Inc. *	9,116	568,565
ProAssurance Corp.	20,596	455,789
Safety Insurance Group, Inc.	5,338	462,004
SiriusPoint Ltd. (Bermuda) *	32,971	144,413
Stewart Information Services Corp.	10,296	562,676
Trupanion, Inc. * (a)	13,190	831,366
		8,671,473
Interactive Media & Services — 0.4%
Cars.com, Inc. *	24,894	292,753
Eventbrite, Inc., Class A *	30,474	285,237
fuboTV, Inc. * (a)	70,534	177,040
MediaAlpha, Inc., Class A *	8,556	105,410
Shutterstock, Inc.	8,838	499,347
System1, Inc. * (a)	6,166	50,684
Vimeo, Inc. *	59,791	332,438
ZipRecruiter, Inc., Class A *	4,669	81,848
		1,824,757

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Internet & Direct Marketing Retail — 0.4%
BARK, Inc. *	31,093	44,463
Boxed, Inc. *	18,894	35,521
ContextLogic, Inc., Class A *	132,403	198,605
Overstock.com, Inc. *	16,282	472,178
Qurate Retail, Inc.	131,002	357,635
Revolve Group, Inc. *	15,514	439,356
Stitch Fix, Inc., Class A *	31,621	188,777
Vivid Seats, Inc., Class A (a)	8,758	73,217
Xometry, Inc., Class A *	3,714	141,132
		1,950,884
IT Services — 2.6%
AvidXchange Holdings, Inc. *	9,799	70,749
BigCommerce Holdings, Inc. *	22,988	359,762
Conduent, Inc. *	62,447	291,003
Core Scientific, Inc. *	89,290	224,118
CSG Systems International, Inc.	11,855	773,539
Cyxtera Technologies, Inc. * (a)	13,609	165,894
EVERTEC, Inc. (Puerto Rico)	22,631	882,383
Fastly, Inc., Class A *	41,914	476,562
Grid Dynamics Holdings, Inc. *	17,891	337,603
Kyndryl Holdings, Inc. *	68,462	716,797
Marqeta, Inc., Class A *	138,546	1,328,656
Paya Holdings, Inc. *	32,212	225,162
Payoneer Global, Inc. *	74,671	398,743
Perficient, Inc. *	13,204	1,393,286
Repay Holdings Corp. *	29,230	391,682
Sabre Corp. *	124,389	764,992
Shift4 Payments, Inc., Class A *	20,438	744,556
Squarespace, Inc., Class A *	10,818	230,099
TaskUS, Inc., Class A (Philippines) *	10,566	222,203
Toast, Inc., Class A *	92,861	1,483,919
TTEC Holdings, Inc.	6,990	511,458
Unisys Corp. *	25,778	353,674
Verra Mobility Corp. *	48,822	805,075
		13,151,915
Leisure Products — 0.5%
Acushnet Holdings Corp.	12,935	630,323
Latham Group, Inc. *	12,305	67,554
Malibu Boats, Inc., Class A *	7,813	487,922
Smith & Wesson Brands, Inc.	17,343	252,341
Sturm Ruger & Co., Inc.	6,710	443,732
Vista Outdoor, Inc. *	21,378	643,478
		2,525,350
Life Sciences Tools & Services — 0.5%
AbCellera Biologics, Inc. (Canada) *	69,397	696,746
Adaptive Biotechnologies Corp. *	41,736	382,302

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Codexis, Inc. *	22,647	155,358
NanoString Technologies, Inc. *	17,688	226,406
NeoGenomics, Inc. *	47,545	481,155
Pacific Biosciences of California, Inc. *	85,512	373,688
Quanterix Corp. *	12,940	206,911
SomaLogic, Inc. *	54,165	273,533
		2,796,099
Machinery — 4.1%
Alamo Group, Inc.	3,782	489,429
Albany International Corp., Class A	12,005	1,095,696
Altra Industrial Motion Corp.	24,794	1,034,654
Astec Industries, Inc.	8,706	427,726
Barnes Group, Inc.	17,777	601,218
Desktop Metal, Inc., Class A * (a)	71,636	152,585
Enerpac Tool Group Corp.	23,075	468,422
EnPro Industries, Inc.	7,928	741,109
ESCO Technologies, Inc.	9,852	764,023
Federal Signal Corp.	23,098	959,029
Franklin Electric Co., Inc.	14,827	1,346,588
Gorman-Rupp Co. (The)	8,656	265,739
Greenbrier Cos., Inc. (The)	12,419	395,173
Helios Technologies, Inc.	12,348	849,789
Hillenbrand, Inc.	27,330	1,262,646
Hillman Solutions Corp. *	39,203	405,751
Hyzon Motors, Inc. * (a)	34,009	136,716
John Bean Technologies Corp.	12,112	1,360,299
Kadant, Inc.	4,442	905,502
Lindsay Corp.	4,182	643,861
Markforged Holding Corp. *	25,784	56,467
Microvast Holdings, Inc. *	90,484	239,783
Mueller Industries, Inc.	21,685	1,460,051
Mueller Water Products, Inc., Class A	59,843	779,156
Omega Flex, Inc.	1,154	132,698
Proterra, Inc. *	71,389	384,787
Proto Labs, Inc. *	10,480	512,367
SPX Corp. *	17,449	1,031,759
Standex International Corp.	4,601	446,665
Tennant Co.	7,080	474,572
Terex Corp.	26,409	884,966
Velo3D, Inc. *	23,106	74,170
Wabash National Corp.	18,686	337,469
		21,120,865
Marine — 0.3%
Matson, Inc.	15,449	1,416,210
Media — 0.9%
Advantage Solutions, Inc. *	37,617	167,019
AMC Networks, Inc., Class A *	11,380	347,318

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Cardlytics, Inc. *	13,002	179,428
Clear Channel Outdoor Holdings, Inc. *	181,133	280,756
EW Scripps Co. (The), Class A *	22,027	314,105
Gray Television, Inc.	33,582	623,618
iHeartMedia, Inc., Class A *	41,974	313,966
Magnite, Inc. *	43,736	334,143
Scholastic Corp.	11,613	546,624
Sinclair Broadcast Group, Inc., Class A	16,810	367,130
TechTarget, Inc. *	10,136	660,766
Thryv Holdings, Inc. *	6,525	158,818
WideOpenWest, Inc. *	20,076	368,997
		4,662,688
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.	6,703	916,702
Arconic Corp. *	40,313	1,217,856
ATI, Inc. *	47,308	1,177,496
Carpenter Technology Corp.	18,398	591,312
Century Aluminum Co. *	19,469	153,610
Coeur Mining, Inc. *	107,015	343,518
Hecla Mining Co.	205,433	930,611
Kaiser Aluminum Corp.	6,062	459,318
Materion Corp.	7,816	640,443
Piedmont Lithium, Inc. *	6,837	309,101
Ryerson Holding Corp.	6,189	169,579
Schnitzer Steel Industries, Inc., Class A	9,828	349,484
Warrior Met Coal, Inc.	19,685	628,542
		7,887,572
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
Apollo Commercial Real Estate Finance, Inc.	50,365	643,665
Arbor Realty Trust, Inc.	61,053	1,014,701
ARMOUR Residential REIT, Inc.	39,319	309,441
BrightSpire Capital, Inc.	35,967	317,948
Broadmark Realty Capital, Inc.	50,612	384,145
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,054	1,192,919
Invesco Mortgage Capital, Inc. (a)	12,572	222,524
KKR Real Estate Finance Trust, Inc.	18,900	368,361
Ladder Capital Corp.	43,151	512,634
MFA Financial, Inc.	35,141	455,434
New York Mortgage Trust, Inc.	145,294	456,223
PennyMac Mortgage Investment Trust	35,044	538,276
Ready Capital Corp.	25,642	356,680
Redwood Trust, Inc.	45,846	397,026
TPG RE Finance Trust, Inc.	22,650	245,753
Two Harbors Investment Corp.	131,153	705,603
		8,121,333

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multiline Retail — 0.1%
Big Lots, Inc. (a)	10,884	219,748
Franchise Group, Inc.	10,303	339,278
		559,026
Multi-Utilities — 0.2%
NorthWestern Corp.	20,631	1,143,989
Oil, Gas & Consumable Fuels — 3.8%
Arch Resources, Inc.	5,898	761,668
Archaea Energy, Inc. *	20,805	340,786
Brigham Minerals, Inc., Class A	19,941	529,433
California Resources Corp.	29,585	1,327,183
Callon Petroleum Co. *	18,104	833,508
Centennial Resource Development, Inc., Class A *	70,596	470,169
Chord Energy Corp.	15,666	2,009,007
Clean Energy Fuels Corp. *	64,525	418,122
Comstock Resources, Inc. *	34,617	551,449
CONSOL Energy, Inc. *	12,205	748,411
CVR Energy, Inc.	11,109	372,596
Delek US Holdings, Inc.	26,961	718,780
Denbury, Inc. *	19,197	1,380,456
Gevo, Inc. *	76,889	226,054
Green Plains, Inc. *	20,511	738,806
Gulfport Energy Corp. *	4,467	411,143
Kosmos Energy Ltd. (Ghana) *	173,567	1,100,415
Laredo Petroleum, Inc. *	5,539	491,143
Magnolia Oil & Gas Corp., Class A	57,859	1,396,138
Northern Oil and Gas, Inc.	25,052	722,249
PBF Energy, Inc., Class A *	36,379	1,213,240
Peabody Energy Corp. *	40,553	851,207
Talos Energy, Inc. *	15,727	298,027
Tellurian, Inc. *	177,572	660,568
World Fuel Services Corp.	24,016	665,723
		19,236,281
Paper & Forest Products — 0.2%
Mercer International, Inc. (Germany)	15,373	245,353
Sylvamo Corp.	13,449	527,739
		773,092
Personal Products — 0.8%
Edgewell Personal Care Co.	20,123	800,493
elf Beauty, Inc. *	18,274	612,727
Inter Parfums, Inc.	6,797	567,345
Medifast, Inc.	4,388	738,018
Nu Skin Enterprises, Inc., Class A	19,133	832,477
USANA Health Sciences, Inc. *	4,387	305,423
		3,856,483
Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc. *	19,285	297,182

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Amneal Pharmaceuticals, Inc. *	37,932	134,279
Amphastar Pharmaceuticals, Inc. *	14,328	535,724
Arvinas, Inc. *	16,613	882,316
Axsome Therapeutics, Inc. *	11,716	452,120
Cassava Sciences, Inc. *	14,357	234,450
CinCor Pharma, Inc. *	4,885	110,499
Corcept Therapeutics, Inc. *	36,444	1,044,485
DICE Therapeutics, Inc. * (a)	4,807	82,873
Harmony Biosciences Holdings, Inc. *	8,776	445,206
Innoviva, Inc. *	23,905	342,798
Nektar Therapeutics *	70,988	281,112
NGM Biopharmaceuticals, Inc. *	14,499	209,946
Reata Pharmaceuticals, Inc., Class A *	10,460	320,913
Revance Therapeutics, Inc. *	25,514	395,977
Roivant Sciences Ltd. * (a)	36,924	146,958
Supernus Pharmaceuticals, Inc. *	20,356	646,303
		6,563,141
Professional Services — 1.3%
CBIZ, Inc. *	19,870	906,469
First Advantage Corp. *	15,741	220,846
Forrester Research, Inc. *	4,171	193,910
HireRight Holdings Corp. *	8,471	125,879
Huron Consulting Group, Inc. *	8,102	543,644
ICF International, Inc.	6,447	608,275
Kelly Services, Inc., Class A	13,171	285,547
Kforce, Inc.	7,661	504,477
Korn Ferry	20,542	1,345,707
ManTech International Corp., Class A	10,498	1,005,918
Planet Labs PBC *	70,524	375,893
Sterling Check Corp. *	5,503	108,134
TrueBlue, Inc. *	12,681	274,417
		6,499,116
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc. *	45,029	447,138
Doma Holdings, Inc. *	66,823	49,583
Forestar Group, Inc. *	6,825	94,458
Kennedy-Wilson Holdings, Inc.	45,685	943,852
Marcus & Millichap, Inc.	9,339	382,152
Newmark Group, Inc., Class A	58,507	666,980
Offerpad Solutions, Inc. *	28,102	59,295
Redfin Corp. *	40,844	355,343
St. Joe Co. (The)	12,572	528,275
		3,527,076
Road & Rail — 0.6%
ArcBest Corp.	9,332	826,815
Heartland Express, Inc.	17,749	281,854

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Road & Rail — continued
Marten Transport Ltd.	22,487	484,820
Schneider National, Inc., Class B	13,382	338,966
Werner Enterprises, Inc.	22,563	991,870
		2,924,325
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A *	14,220	240,034
Axcelis Technologies, Inc. *	12,583	884,962
Cohu, Inc. *	18,535	529,730
Credo Technology Group Holding Ltd. *	7,725	123,986
Diodes, Inc. *	17,243	1,403,063
FormFactor, Inc. *	29,749	1,057,874
Ichor Holdings Ltd. *	10,911	341,078
Impinj, Inc. *	7,447	633,144
indie Semiconductor, Inc., Class A (China) *	23,534	169,445
Kulicke & Soffa Industries, Inc. (Singapore)	22,535	1,084,384
MACOM Technology Solutions Holdings, Inc. *	18,645	1,080,291
MaxLinear, Inc. *	27,121	1,095,960
Navitas Semiconductor Corp. *	29,967	156,428
Onto Innovation, Inc. *	18,887	1,572,343
Rambus, Inc. *	42,011	1,062,038
Rigetti Computing, Inc. *	27,326	121,054
Ultra Clean Holdings, Inc. *	17,187	577,483
Veeco Instruments, Inc. *	19,527	425,689
		12,558,986
Software — 3.8%
8x8, Inc. *	45,094	220,510
Alarm.com Holdings, Inc. *	17,561	1,242,792
Altair Engineering, Inc., Class A *	19,826	1,167,950
Amplitude, Inc., Class A *	9,563	141,341
Appfolio, Inc., Class A *	7,647	778,541
Appian Corp. *	15,569	755,564
Avaya Holdings Corp. *	32,714	29,397
AvePoint, Inc. *	33,402	168,012
Braze, Inc., Class A *	3,811	165,664
BTRS Holdings, Inc., Class 1 *	29,271	188,798
C3.ai, Inc., Class A *	27,443	505,226
Cerence, Inc. *	14,979	421,958
Confluent, Inc., Class A *	44,630	1,135,833
Consensus Cloud Solutions, Inc. *	6,097	329,421
CS Disco, Inc. *	4,908	120,442
Dave, Inc. * (a)	64,120	44,243
Domo, Inc., Class B *	11,606	325,084
E2open Parent Holdings, Inc. *	67,763	457,400
Ebix, Inc. (a)	9,069	214,573
Embark Technology, Inc. *	76,051	34,679
Enfusion, Inc., Class A *	7,249	83,363
Everbridge, Inc. *	15,068	378,810

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Freshworks, Inc., Class A * (a)	40,454	530,352
Gitlab, Inc., Class A *	13,947	800,558
HashiCorp, Inc., Class A * (a)	12,126	439,446
Intapp, Inc. *	4,269	64,761
InterDigital, Inc.	11,764	722,192
LivePerson, Inc. *	26,386	359,905
Marathon Digital Holdings, Inc. * (a)	40,515	526,290
Matterport, Inc. * (a)	81,665	347,076
MeridianLink, Inc. *	5,217	88,950
Momentive Global, Inc. *	49,744	430,286
N-able, Inc. *	26,055	255,860
PagerDuty, Inc. *	29,754	771,521
Ping Identity Holding Corp. *	23,402	401,344
Progress Software Corp.	16,680	783,293
PROS Holdings, Inc. *	15,495	377,613
Q2 Holdings, Inc. *	21,800	957,020
Riot Blockchain, Inc. * (a)	41,635	304,768
Samsara, Inc., Class A *	26,039	376,524
Sprinklr, Inc., Class A *	21,300	241,542
Sumo Logic, Inc. *	34,785	235,494
Telos Corp. *	20,438	162,278
Xperi Holding Corp.	39,614	663,931
Zeta Global Holdings Corp., Class A *	8,860	47,401
Zuora, Inc., Class A *	46,161	392,830
		19,190,836
Specialty Retail — 2.2%
Aaron's Co., Inc. (The)	11,703	152,373
Abercrombie & Fitch Co., Class A *	19,214	342,201
Academy Sports & Outdoors, Inc.	32,546	1,400,454
Arko Corp.	24,694	225,456
Asbury Automotive Group, Inc. *	8,434	1,447,612
Bed Bath & Beyond, Inc. * (a)	30,428	153,053
Boot Barn Holdings, Inc. *	11,333	706,046
Buckle, Inc. (The)	11,264	340,173
Camping World Holdings, Inc., Class A (a)	14,617	395,244
Children's Place, Inc. (The) *	4,904	212,539
Designer Brands, Inc., Class A	23,124	333,679
Group 1 Automotive, Inc.	6,324	1,118,842
Guess?, Inc. (a)	13,666	258,424
Monro, Inc.	12,784	641,118
ODP Corp. (The) *	16,688	605,774
Rent-A-Center, Inc.	20,510	482,600
Sally Beauty Holdings, Inc. *	40,779	521,156
Signet Jewelers Ltd.	18,059	1,100,877
Sleep Number Corp. *	8,472	381,748

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Sonic Automotive, Inc., Class A	7,448	311,699
Zumiez, Inc. *	6,295	163,670
		11,294,738
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp. *	49,672	568,248
Avid Technology, Inc. *	13,539	379,904
Corsair Gaming, Inc. * (a)	12,725	179,423
IonQ, Inc. * (a)	44,448	240,019
Super Micro Computer, Inc. *	17,014	918,926
		2,286,520
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd. *	16,434	363,027
Kontoor Brands, Inc.	17,723	646,890
Levi Strauss & Co., Class A	36,924	698,602
Oxford Industries, Inc.	5,855	558,567
Steven Madden Ltd.	28,609	906,905
Wolverine World Wide, Inc.	30,767	691,334
		3,865,325
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc. *	20,464	854,577
Capitol Federal Financial, Inc.	49,214	471,962
Columbia Financial, Inc. *	15,379	312,809
Kearny Financial Corp.	26,836	314,250
Merchants Bancorp	9,563	253,037
Mr. Cooper Group, Inc. *	28,165	1,268,833
NMI Holdings, Inc., Class A *	32,805	621,327
Northfield Bancorp, Inc.	16,399	241,393
PennyMac Financial Services, Inc.	11,206	613,977
Provident Financial Services, Inc.	28,706	699,278
Rocket Cos., Inc., Class A (a)	45,176	430,075
Walker & Dunlop, Inc.	11,616	1,308,426
WSFS Financial Corp.	24,672	1,177,348
		8,567,292
Tobacco — 0.2%
Turning Point Brands, Inc.	5,252	126,048
Universal Corp.	9,379	524,380
Vector Group Ltd.	50,189	559,105
		1,209,533
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	14,651	1,473,744
Boise Cascade Co.	15,033	1,062,983
Custom Truck One Source, Inc. *	18,872	116,818
Global Industrial Co.	6,070	217,003
GMS, Inc. *	16,403	870,507
H&E Equipment Services, Inc.	12,127	433,540

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
McGrath RentCorp	9,277	782,608
NOW, Inc. *	42,193	466,655
Rush Enterprises, Inc., Class A	16,316	786,268
Triton International Ltd. (Bermuda)	24,472	1,568,166
Veritiv Corp. *	5,319	659,662
		8,437,954
Water Utilities — 0.7%
American States Water Co.	14,085	1,227,790
California Water Service Group	20,493	1,231,219
Middlesex Water Co.	6,691	636,381
SJW Group	10,601	696,062
		3,791,452
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	26,036	451,985
Shenandoah Telecommunications Co.	19,076	425,395
Telephone and Data Systems, Inc.	37,601	594,472
United States Cellular Corp. *	5,607	164,229
		1,636,081
Total Common Stocks (Cost $552,084,816)		499,495,665
	NO. OF RIGHTS
Rights — 0.0% ^
Pharmaceuticals — 0.0% ^
Zogenix, Inc., CVR ‡ *(Cost $—)	14,091	9,582
	SHARES
Short Term Investments — 4.4%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d) (Cost $8,825,939)	8,825,939	8,825,939
Investment of Cash Collateral from Securities Loaned — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	11,004,402	10,998,899
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	2,647,974	2,647,974
Total Investment of Cash Collateral from Securities Loaned (Cost $13,645,573)		13,646,873
Total Short Term Investments (Cost $22,471,512)		22,472,812
Total Investments — 102.3% (Cost $574,556,328)		521,978,059
Liabilities in Excess of Other Assets — (2.3)%		(11,514,611)
NET ASSETS — 100.0%		510,463,448

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $13,193,314.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	113	09/16/2022	USD	10,650,250	588,785

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$499,495,665	$—	$—	$499,495,665
Rights	—	—	9,582	9,582
Short-Term Investments
Investment Companies	8,825,939	—	—	8,825,939
Investment of Cash Collateral from Securities Loaned	13,646,873	—	—	13,646,873
Total Short-Term Investments	22,472,812	—	—	22,472,812
Total Investments in Securities	$521,968,477	$—	$9,582	$521,978,059
Appreciation in Other Financial Instruments
Futures Contracts	$588,785	$—	$—	$588,785
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$—	$28,000,000	$17,000,000	$(2,401)	$1,300	$10,998,899	11,004,402	$28,479	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	5,825,244	30,487,490	27,486,795	—	—	8,825,939	8,825,939	23,592	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	11,679,894	56,896,298	65,928,218	—	—	2,647,974	2,647,974	8,183	—
Total	$17,505,138	$115,383,788	$110,415,013	$(2,401)	$1,300	$22,472,812		$60,254	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.